Investments in associates - Summary of transactions between the group and its associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Sales to related parties	$ 1,544	$ 2,064	$ 1,612
Related party receivable	243	393	216
Purchases of goods, related party	9,503	14,112	11,613
Related party payables	$ 1,641	$ 2,069	$ 1,681